3. MINING CLAIMS (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Mining Claims

The following is a detail of mining claims at September 30, 2012 and June 30, 2012:

	September 30, 2012	June 30, 2012
Midas Placer Mining Claim (fully impaired)	$565,700	$565,700
Tarantula Mining Claim	250,000	250,000
Osiris Gold Joint Venture (fully impaired)	50,000	50,000
Total mining and equipment activity	865,700	865,700
Accumulated impairment of mining claims	(615,700)	(615,700)
Total Mining Claims	$250,000	$250,000

	June 30, 2012	June 30, 2011
Midas Placer Mining Claim (fully impaired)	$565,700	$565,700
Tarantula Mining Claim	250,000	250,000
Osiris Gold Joint Venture (fully impaired)	50,000	50,000
Total mining and equipment activity	865,700	865,700
Accumulated impairment of mining claims	(615,700)	(615,700)
Total Mining Claims	$250,000	$250,000